Average Annual Total Returns - FidelitySeriesBondIndexFund-PRO - FidelitySeriesBondIndexFund-PRO - Fidelity Series Bond Index Fund	Oct. 30, 2023
Fidelity Series Bond Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(12.98%)
Since Inception	(0.83%)	[1]
Fidelity Series Bond Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(13.76%)
Since Inception	(1.79%)	[1]
Fidelity Series Bond Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(7.67%)
Since Inception	(0.97%)	[1]
LB001
Average Annual Return:
Past 1 year	(13.01%)
Since Inception	(0.76%)	[1]

[1]	AFrom April 26, 2019.